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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                   ---------------------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  480 Shepherd Street        Winston-Salem, North Carolina           27103
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)


                              John F. Splain, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     -----------------------

Date of fiscal year end:        September 30, 2005
                          ------------------------------------

ate of reporting period:       December 31, 2004
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

   SHARES                                                        VALUE
------------                                              ------------------
               COMMON STOCKS -- 99.5%
               CONSUMER DISCRETIONARY -- 12.4%
      13,000   Lowe's Companies, Inc.                      $         748,670
       7,000   Mohawk Industries, Inc. (a)                           638,750
      20,000   Saks, Inc. (a)                                        290,200
      33,000   Time Warner, Inc. (a)                                 641,520
      16,100   Tribune Company                                       678,454
      12,000   Wal-Mart Stores, Inc.                                 633,840
                                                          ------------------
                                                                   3,631,434
                                                          ------------------
               CONSUMER STAPLES -- 12.6%
      15,000   Kellogg Company                                       669,900
      18,175   PepsiCo, Inc.                                         948,735
      12,000   Procter & Gamble Company                              660,960
      20,750   SYSCO Corporation                                     792,027
      16,000   Walgreen Company                                      613,920
                                                          ------------------
                                                                   3,685,542
                                                          ------------------
               ENERGY -- 5.4%
      14,000   Devon Energy Corporation                              544,880
      73,882   FX Energy, Inc. (a)                                   862,942
       5,000   XTO Energy, Inc.                                      176,900
                                                          ------------------
                                                                   1,584,722
                                                          ------------------
               FINANCIALS -- 15.6%
      40,000   Bank of the Carolinas                                 584,800
          11   Berkshire Hathaway, Inc. - Class A (a)                966,900
      13,500   Capital One Financial Corporation                   1,136,835
      18,333   Citigroup, Inc.                                       883,284
      14,800   Security Bank Corporation                             592,000
       7,000   Triad Guaranty, Inc. (a)                              423,360
                                                          ------------------
                                                                   4,587,179
                                                          ------------------
               HEALTH CARE -- 14.7%
      15,000   Amgen, Inc. (a)                                       962,250
      26,300   Given Imaging Limited (a)                             944,433
      19,000   Johnson & Johnson                                   1,204,980
      28,900   Novogen Limited - Sponsored ADR (a)                   638,112
      35,000   Serono SA - ADR                                       571,200
                                                          ------------------
                                                                   4,320,975
                                                          ------------------
               INDUSTRIALS -- 10.8%
      13,000   Automatic Data Processing, Inc.                       576,550
      11,000   Avery Dennison Corporation                            659,670
      25,500   D. R. Horton, Inc.                                  1,027,905
      25,000   General Electric Company                              912,500
                                                          ------------------
                                                                   3,176,625
                                                          ------------------

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

   SHARES                                                        VALUE
------------                                              ------------------
               COMMON STOCKS -- 99.5% (CONTINUED)
               INFORMATION TECHNOLOGY -- 21.5%
      32,500   CallWave, Inc. (a)                          $         501,800
      41,000   Cisco Systems, Inc. (a)                               791,300
      19,000   Dell, Inc. (a)                                        800,660
     120,000   FalconStor Software, Inc. (a)                       1,148,400
      41,000   Intel Corporation                                     958,990
      14,000   L-3 Communications Holdings, Inc.                   1,025,360
      39,900   Microsoft Corporation                               1,065,729
                                                          ------------------
                                                                   6,292,239
                                                          ------------------
               MATERIALS -- 1.8%
      66,400   NovaGold Resources, Inc. (a)                          514,600
                                                          ------------------

               TELECOMMUNICATION SERVICES -- 4.7%
     155,000   Level 3 Communications, Inc. (a)                      525,450
      55,000   Nokia Oyj - ADR                                       861,850
                                                          ------------------
                                                                   1,387,300
                                                          ------------------

               TOTAL COMMON STOCKS (Cost $23,777,507)      $      29,180,616
                                                          ------------------


   SHARES                                                        VALUE
------------                                              ------------------
               MONEY MARKET SECURITIES -- 0.5%
     133,932   First American Treasury Obligation Fund -
               Class S (Cost $133,932)                     $         133,932
                                                          ------------------

               TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $23,911,439)                          $      29,314,548


               LIABILITIES IN EXCESS OF OTHER ASSETS --
               (0.0%)                                                 (2,048)
                                                          ------------------

               NET ASSETS -- 100.0%                        $      29,312,500
                                                          ==================


     ADR - American Depositary Receipt

     (a) Non-income producing security.

See accompanying notes to Schedule of Investments.

THE SHEPHERD STREET EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

1. SECURITIES VALUATION

The Shepherd Street Equity Fund's (the "Fund") common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination are as follows: (1) securities and other investments for which market quotations are not readily available at the valuation time on a particular business day (including any security or other investment for which there is a short and temporary lapse in the provision of prices by any reliable pricing source); (2) securities and other investments for which, in the judgment of the Advisor, the prices or values available do not represent fair value of the instrument (factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; and actions of the securities or futures markets, such as the suspension or limitation of trading); and (3) securities and other investments determined to be illiquid in accordance with the Fund's Liquidity Procedures. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2004:

     Cost of portfolio of investments        $23,934,999
                                             ===========

     Gross unrealized appreciation           $ 5,776,374
     Gross unrealized depreciation              (396,825)
                                             -----------

     Net unrealized appreciation             $ 5,379,549
                                             ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Shepherd Street Funds, Inc.
             ----------------------------------------------------



By (Signature and Title)*     /s/ David B. Rea
                             ------------------------------------

                             David B. Rea, President

Date          February 22, 2005
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ David B. Rea
                             ------------------------------------

                             David B. Rea, President

Date          February 22, 2005
      ----------------------------------


By (Signature and Title)*     /s/ Jeffrey C. Howard
                             ------------------------------------

                             Jeffrey C. Howard, Treasurer

Date          February 22, 2005
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.